Basis of presentation - Restatement Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	$ 4,720	$ 1,226	$ 285
Net cash provided by / (used in) operating activities	(31,257)	(10,124)	(2,745)
Cash Flows from financing activities:
Common Stock issuance costs	(28,996)	(5,936)	(295)
Net cash provided by / (used in) financing activities	$ 399,519	88,400	8,625
Previously reported
Cash Flows from operating activities:
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability		145	(10)
Net cash provided by / (used in) operating activities		(11,205)	(3,040)
Cash Flows from financing activities:
Common Stock issuance costs		(4,855)
Net cash provided by / (used in) financing activities		$ 89,481	$ 8,920